Investments in Unconsolidated Joint Ventures - Schedule of Equity Method Investments (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Equity Method Investments [Roll Forward]
Beginning balance	$ 312,709	$ 322,551
Distributions		(13,910)
Direct share of equity income (loss)	119	4,649
Basis difference amortization		(581)
Joint venture buyout, net	(312,828)
Ending balance	$ 0	$ 312,709